Related party transaction - Schedule of Activities of Class A Units and Subscription Notes Receivable from Employees and Board of Direct (Details) - US Salt Parent Holdings, LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Class A units [Member]
Related Party Transaction [Line Items]
Beginning balance, Units (in Shares)	919	1,354
Issuance, Units (in Shares)	0	65
Repurchase, Units (in Shares)	(25)	(250)
Cancellation of units purchased and the corresponding subscription notes receivable, Units (in Shares)		(250)
Repayment, Units (in Shares)	0	0
Ending balance, Units (in Shares)	894	919
Class A Units Amount [Member]
Related Party Transaction [Line Items]
Beginning balance	$ 1,013,528	$ 1,400,000
Issuance	0	113,528
Repurchase	(45,000)	(250,000)
Cancellation of units purchased and the corresponding subscription notes receivable		(250,000)
Repayment	0	0
Ending balance	968,528	1,013,528
Subscription Receivable [Member]
Related Party Transaction [Line Items]
Beginning balance	165,000	475,000
Issuance	0	0
Repurchase	(45,000)	0
Cancellation of units purchased and the corresponding subscription notes receivable		(250,000)
Repayment	(51,549)	(60,000)
Ending balance	$ 68,451	$ 165,000